ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2012
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Purchases of materials	7,460	2,357
Prepayments for advertisement	280	620
Prepayments for transportation fee	-	928
Prepayments for operating lease	218	186
Prepayments for testing fee	284	134
Utility deposit	935	977
Deposits for research and development fee	1,301	1,050
Deposits for housing fund center	323	-
Prepayment for seed usage right	-	574
Others	1,617	976

	12,418	7,802

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.